SEC File Number 811-05631

033-23452

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 51

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940

Amendment No. 52

LEE FINANCIAL MUTUAL FUND, INC.

(Exact name of Registrant as Specified in Charter)

3113 Olu Street, Honolulu, HI 96816-1425

(Address of Principal Executive Office)

Registrant’s telephone number, including area code: (808) 988-8088

Terrence Lee, CEO; Lee Financial Mutual Fund, Inc.;

3113 Olu Street, Honolulu, Hawaii 96816-1425

(Name and Address of Agent for Service)

Please send copies of all communications to:

Nancy P. O’Hara

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective

(check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ___________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ___________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on___________ pursuant to paragraph (a)(2) of Rule 485
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 51 to the Corporation’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 50 filed January 25, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Corporation certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 51 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 52 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 13th day of February, 2019.

LEE FINANCIAL MUTUAL FUND, INC.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 51 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director,	February 13, 2019
Terrence K.H. Lee	and CEO

/s/ Clayton W.H. Chow*	Director	February 13, 2019
Clayton W.H. Chow

/s/ Lynden M. Keala*	Director	February 13, 2019
Lynden M. Keala

/s/ Karen T. Nakamura*	Director	February 13, 2019
Karen T. Nakamura

/s/ Kim F. Scoggins*	Director	February 13, 2019
Kim F. Scoggins

/s/ Nora B. Foley	President	February 13, 2019
Nora B. Foley

/s/ Lee Ann Y. Matsuda	Treasurer	February 13, 2019
Lee Ann Y. Matsuda	(Chief Financial Officer)

*	Signed as attorney-in-fact pursuant to a Power of Attorney.